Class A Ordinary Shares Subject to Possible Redemption (Details) - Schedule of the class A ordinary shares subject to possible redemption reflected on the accompanying balance sheet - USD ($)	11 Months Ended
	Dec. 31, 2021	Sep. 30, 2022	Feb. 09, 2021
Schedule of the class A ordinary shares subject to possible redemption reflected on the accompanying balance sheet [Abstract]
Gross proceeds	$ 200,000,000
Less:
Proceeds allocated to Public Warrants	(4,733,334)
Class A ordinary share issuance costs	(22,021,556)
Plus:
Accretion of carrying value to redemption value	26,754,890
Class A ordinary share subject to possible redemption	$ 200,000,000	$ 201,098,442	$ 200,000,000